Events after the reporting period (Details)	Aug. 04, 2022 GBP (£) USD ($)	Feb. 15, 2022 GBP (£)	Jul. 11, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Annual fixed cost for market access agreements			€ 3,550,000
Initial fees for variable revenue			4,750,000
Five Years
Disclosure of non-adjusting events after reporting period [line items]
Annual fixed cost for market access agreements			€ 3,950,000
Surrender of license | Novigroup Ltd
Disclosure of non-adjusting events after reporting period [line items]
Number of open bets per ante post liabilities | $	81
Surrender of license | Novigroup Ltd
Disclosure of non-adjusting events after reporting period [line items]
Number of customers having ante post open bets		676
Number of open bets per ante post liabilities		2,119
Number of active customers logged in past 12 months		193,583
Aggregate amount held on segregated client funds accounts | £	£ 707,260	£ 1,691,819